EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Employee expenses	$ 739,797	$ 711,016	$ 747,288
Wages and salaries	716,787	690,996	717,548
Severance indemnities	$ 23,010	$ 20,020	$ 29,740